Prepaid Expenses (Details) - Schedule of Prepaid expenses - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Schedule of Prepaid expenses [Abstract]
Prepaid recruitment fees	$ 159,883	$ 762,367
Prepaid tuition fees to Miami University	550,613	534,791
Prepaid fees to Renda for Beijing office expenses	558,356
Prepaid fees to Dongbei University of Finance and Economics	181,829	220,621
Prepaid insurance	39,448	44,150
Other prepaid expenses	70,718	70,718
Total	$ 1,560,847	$ 1,632,647